Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023
Assets
Cash and cash equivalents	$ 67,484	[1]	$ 65,098	[1]	$ 77,934
Interest bearing deposits with banks	2,838		3,640
Securities	423,476		396,880
Securities borrowed or purchased under resale agreements	129,421		110,907
Loans
Residential mortgages	196,033		191,080
Consumer instalment and other personal	92,741		92,687
Credit cards	12,649		13,612
Business and government	380,788		384,993
Allowance for credit losses	(5,050)		(4,356)
Loans,net	677,161		678,016
Other Assets
Derivative instruments	57,151		47,253
Customers' liability under acceptances	711		359
Receivable from brokers, dealers and clients	43,167		31,916
Other	75,393		75,578
Other assets	176,422		155,106
Total Assets	1,476,802		1,409,647
Deposits
Deposits	976,202		982,440
Other liabilities
Derivative instruments	58,729		58,303
Acceptances	711		359
Securities sold but not yet purchased	54,876		35,030
Securities lent or sold under repurchase agreements	134,967		110,791
Securitization and structured entities' liabilities	51,562		40,164
Insurance-related liabilities	20,436		18,770
Payable to brokers, dealers and clients	45,170		34,407
Other	37,549		36,720
Total other liabilities	404,000		334,544
Subordinated debt	8,500		8,377
Total Equity	88,100		84,286
Total Liabilities and Equity	1,476,802		1,409,647
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	246,852		236,271
Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	31,913		32,416
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	18,358		18,224
Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,090		1,459
0 -1 month [member]
Assets
Cash and cash equivalents	65,232		62,827
Interest bearing deposits with banks	2,461		2,513
Securities	4,613		6,787
Securities borrowed or purchased under resale agreements	105,268		85,185
Loans
Residential mortgages	2,596		1,683
Consumer instalment and other personal	691		581
Credit cards	0
Business and government	11,283		8,647
Allowance for credit losses	0
Loans,net	14,570		10,911
Other Assets
Derivative instruments	6,336		5,573
Customers' liability under acceptances	711		359
Receivable from brokers, dealers and clients	43,167		31,916
Other	3,752		3,847
Other assets	53,966		41,695
Total Assets	246,110		209,918
Deposits
Deposits	37,399		47,637
Other liabilities
Derivative instruments	5,789		6,769
Acceptances	711		359
Securities sold but not yet purchased	54,876		35,030
Securities lent or sold under repurchase agreements	113,549		99,364
Securitization and structured entities' liabilities	1		44
Insurance-related liabilities	90		93
Payable to brokers, dealers and clients	45,170		34,407
Other	11,733		12,409
Total other liabilities	231,919		188,475
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	269,318		236,112
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,889		3,720
0 -1 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,372		2,109
0 -1 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	429		283
0 -1 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	59		30
1 - 3 Months [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	328		628
Securities	5,026		14,011
Securities borrowed or purchased under resale agreements	15,571		16,803
Loans
Residential mortgages	6,037		3,284
Consumer instalment and other personal	1,584		974
Credit cards	0
Business and government	14,430		14,418
Allowance for credit losses	0
Loans,net	22,051		18,676
Other Assets
Derivative instruments	10,429		7,996
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	1,155		1,012
Other assets	11,584		9,008
Total Assets	54,560		59,126
Deposits
Deposits	65,186		74,759
Other liabilities
Derivative instruments	9,844		10,541
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	17,158		7,777
Securitization and structured entities' liabilities	2,375		981
Insurance-related liabilities	82		89
Payable to brokers, dealers and clients	0
Other	5,244		2,968
Total other liabilities	34,703		22,356
Subordinated debt	25
Total Equity	0
Total Liabilities and Equity	99,914		97,115
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,405		5,220
1 - 3 Months [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,167		5,235
1 - 3 Months [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	72		213
1 - 3 Months [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	92		78
3-6 month [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	47		481
Securities	7,358		7,840
Securities borrowed or purchased under resale agreements	6,399		5,701
Loans
Residential mortgages	10,583		6,413
Consumer instalment and other personal	3,079		1,703
Credit cards	0
Business and government	18,395		16,461
Allowance for credit losses	0
Loans,net	32,057		24,577
Other Assets
Derivative instruments	5,146		7,211
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	455		948
Other assets	5,601		8,159
Total Assets	51,462		46,758
Deposits
Deposits	66,458		69,479
Other liabilities
Derivative instruments	6,317		10,828
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	762		721
Securitization and structured entities' liabilities	200		1,072
Insurance-related liabilities	21		18
Payable to brokers, dealers and clients	0
Other	222		805
Total other liabilities	7,522		13,444
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	73,980		82,923
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	10,029		10,229
3-6 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,192		6,113
3-6 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0		213
3-6 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	154		94
6-9 month [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	2		18
Securities	6,635		6,707
Securities borrowed or purchased under resale agreements	1,880		2,330
Loans
Residential mortgages	14,475		6,653
Consumer instalment and other personal	4,292		1,827
Credit cards	0
Business and government	23,398		19,448
Allowance for credit losses	0
Loans,net	42,165		27,928
Other Assets
Derivative instruments	4,122		2,482
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	26		31
Other assets	4,148		2,513
Total Assets	54,830		39,496
Deposits
Deposits	58,424		68,110
Other liabilities
Derivative instruments	4,517		3,311
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0		106
Securitization and structured entities' liabilities	481		2,183
Insurance-related liabilities	23		18
Payable to brokers, dealers and clients	0
Other	339		144
Total other liabilities	5,360		5,762
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	63,784		73,872
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	15,588		16,052
6-9 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,787		6,761
6-9 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,304		3,408
6-9 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	144		87
9-12 month [Member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	11,121		9,720
Securities borrowed or purchased under resale agreements	303		888
Loans
Residential mortgages	13,025		9,252
Consumer instalment and other personal	3,376		2,671
Credit cards	0
Business and government	20,399		21,828
Allowance for credit losses	0
Loans,net	36,800		33,751
Other Assets
Derivative instruments	3,997		1,660
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	8		14
Other assets	4,005		1,674
Total Assets	52,229		46,033
Deposits
Deposits	49,572		48,835
Other liabilities
Derivative instruments	4,264		2,160
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0		1,016
Securitization and structured entities' liabilities	1,377		152
Insurance-related liabilities	33		30
Payable to brokers, dealers and clients	0
Other	120		1,611
Total other liabilities	5,794		4,969
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	55,366		53,804
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	22,066		16,284
9-12 month [Member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,982		6,163
9-12 month [Member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,845		1,132
9-12 month [Member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	136		187
1-2 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	43,792		21,264
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	46,764		52,489
Consumer instalment and other personal	12,991		14,815
Credit cards	0
Business and government	61,935		63,613
Allowance for credit losses	0
Loans,net	121,690		130,917
Other Assets
Derivative instruments	7,688		6,365
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	15		13
Other assets	7,703		6,378
Total Assets	173,185		158,559
Deposits
Deposits	55,403		51,789
Other liabilities
Derivative instruments	7,180		6,470
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	3,498		1,807
Securitization and structured entities' liabilities	2,980		4,353
Insurance-related liabilities	91		83
Payable to brokers, dealers and clients	0
Other	2,567		2,492
Total other liabilities	16,316		15,205
Subordinated debt	0		25
Total Equity	0
Total Liabilities and Equity	71,719		67,019
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	55,191		47,054
1-2 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,530		2,310
1-2 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,543		3,047
1-2 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	444		399
2-5 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	84,041		84,775
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	66,853		77,867
Consumer instalment and other personal	20,184		24,595
Credit cards	0
Business and government	98,451		105,740
Allowance for credit losses	0
Loans,net	185,488		208,202
Other Assets
Derivative instruments	10,420		8,374
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	14		13
Other assets	10,434		8,387
Total Assets	279,963		301,364
Deposits
Deposits	68,983		87,297
Other liabilities
Derivative instruments	10,924		9,112
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	10,287		9,913
Insurance-related liabilities	220		195
Payable to brokers, dealers and clients	0
Other	2,784		4,058
Total other liabilities	24,215		23,278
Subordinated debt	25		25
Total Equity	0
Total Liabilities and Equity	93,223		110,600
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	130,267		130,664
2-5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,807		3,689
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	7,804		9,110
2-5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	805		486
Over 5 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	190,809		172,886
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	35,365		33,227
Consumer instalment and other personal	19,079		18,830
Credit cards	0
Business and government	36,768		32,444
Allowance for credit losses	0
Loans,net	91,212		84,501
Other Assets
Derivative instruments	9,013		7,592
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	7,990		7,717
Other assets	17,003		15,309
Total Assets	299,024		272,696
Deposits
Deposits	29,023		25,602
Other liabilities
Derivative instruments	9,894		9,112
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	33,861		21,466
Insurance-related liabilities	745		701
Payable to brokers, dealers and clients	0
Other	2,659		2,799
Total other liabilities	47,159		34,078
Subordinated debt	8,450		8,327
Total Equity	0
Total Liabilities and Equity	84,632		68,007
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,417		7,048
Over 5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	76		36
Over 5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	361		818
Over 5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	256		98
No maturity [member]
Assets
Cash and cash equivalents	2,252		2,271
Interest bearing deposits with banks	0
Securities	70,081		72,890
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	335		212
Consumer instalment and other personal	27,465		26,691
Credit cards	12,649		13,612
Business and government	95,729		102,394
Allowance for credit losses	(5,050)		(4,356)
Loans,net	131,128		138,553
Other Assets
Derivative instruments	0
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	61,978		61,983
Other assets	61,978		61,983
Total Assets	265,439		275,697
Deposits
Deposits	545,754		508,932
Other liabilities
Derivative instruments	0
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	0
Insurance-related liabilities	19,131		17,543
Payable to brokers, dealers and clients	0
Other	11,881		9,434
Total other liabilities	31,012		26,977
Subordinated debt	0
Total Equity	88,100		84,286
Total Liabilities and Equity	664,866		$ 620,195
No maturity [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	$ 0

[1]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $108 million as at October 31, 2025 ($80 million as at October 31, 2024).